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            [LETTERHEAD OF PFL LIFE INSURANCE COMPANY APPEARS HERE]




March 11, 1998



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Wright Variable Annuity Account
     File No. 811- 7688, CIK 0000902975
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Wright Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the underlying management investment company Wright Managed Blue Chip Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 23, 1998, Wright Managed Blue Chip Series Trust filed its annual report with the Commission via EDGAR (CIK:
901382). To the extent necessary, that filing is incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/  Frank A. Camp
--------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division